Significant Accounting Policies - Variable Interest Entities (Details) - TEUSA	Dec. 23, 2024	Dec. 22, 2024
Significant Accounting Policies
Ownership percentage	100.00%
Ownership percentage by noncontrolling owners		29.90%
SWH
Significant Accounting Policies
Ownership percentage		70.10%